[MetLife Letterhead]


                                                               Heather C. Harker
                                                       Assistant General Counsel

August 30, 2018


Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:   Paragon Separate Account D
      File No. 811-08385

Ladies and Gentlemen:

Semi-Annual Reports dated June 30, 2018 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of Paragon Separate Account D of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of Deutsche Variable Series I are incorporated by reference as filed on Form N-CSR, CIK No. 0000764797, File No. 811-04257;

The Semi-Annual Reports for certain portfolios of Deutsche Variable Series II are incorporated by reference as filed on Form N-CSR, CIK No. 0000810573, File No. 811-05002;

The Semi-Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329;

The Semi-Annual Reports for certain portfolios of Fidelity Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511;

The Semi-Annual Reports for certain portfolios of MFS(R) Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326;

The Semi-Annual Reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346;

The Semi-Annual Reports for certain portfolios of T. Rowe Price Equity Series, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000918294, File No. 811-07143; and

The Semi-Annual Reports for certain portfolios of T. Rowe Price Fixed Income Series, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000920467, File No. 811-07153.

Sincerely,

/s/ Heather C. Harker

[MetLife Letterhead]


Heather C. Harker, Esq.
Assistant General Counsel
Metropolitan Life Insurance Company